CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	500
Preferred stock, shares outstanding	0	500
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	9,826,599	9,707,655
Common stock, shares outstanding	9,826,599	9,707,655